Equity - Schedule of Share Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Contributed equity
Total Equity	$ 461,262	$ 480,355	$ 508,731	$ 501,838
Ordinary Shares
Contributed equity
Ordinary shares (in shares)	1,154,023,928	1,141,784,114	1,015,342,237	814,204,825
Less: Treasury Shares (in shares)	(1,579,499)		(542,903)
Total Contributed Equity (in shares)	1,152,444,429		1,014,799,334
Ordinary shares	$ 1,320,207		$ 1,286,229
Less: Treasury Shares	0		0
Total Equity	$ 1,320,207	$ 1,310,813	$ 1,286,229	$ 1,249,123